Consolidated Balance Sheet - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 34,249,000	$ 19,650,000
Restricted cash, current	110,000	2,113,000
Accounts receivable, net of allowance for doubtful accounts	3,261,000	2,900,000
Notes receivable from employees	68,000	37,000
Available-for-sale debt security		9,190,000
Inventories	2,710,000	2,474,000
Prepaid expenses	1,435,000	649,000
Deferred charges, current		836,000
Other current assets	677,000	814,000
Total current assets	42,510,000	38,663,000
Noncurrent assets
Notes receivable, noncurrent	190,000	183,000
Deferred income tax assets	6,000	3,000
Deferred tax credits	848,000	1,312,000
Property, plant and equipment net of accumulated depreciation	587,000	1,000,000
Intangible assets, net of accumulated amortization	9,186,000	9,000
Finance lease right-of-use assets	171,000	246,000
Operating lease right-of-use assets	3,706,000	2,502,000
Goodwill	30,841,000	8,317,000
Deferred charges, noncurrent		169,000
Equity securities, at cost	501,000
Equity securities, at fair value	1,000	301,000
Other noncurrent assets	258,000	176,000
Total noncurrent assets	46,295,000	14,218,000
TOTAL ASSETS	88,805,000	52,881,000
Current Liabilities
Accounts payable	16,448,000	13,099,000
Notes payable	6,249,000	4,115,000
Convertible note payable, current		5,633,000
Deferred revenue, current	487,000	302,000
Current portion of obligations under finance lease liabilities	55,000	119,000
Current portion of obligations under operating lease liabilities	950,000	601,000
Income tax payable	11,000	3,000
Other current liabilities	552,000	1,105,000
Total current liabilities	24,752,000	24,977,000
Noncurrent liabilities
Bonds, mortgages, convertible note payable and other long-term debt	458,000	646,000
Convertible note payable, noncurrent	9,049,000	3,710,000
Deferred revenue, noncurrent	100,000	19,000
Finance lease liabilities, noncurrent		67,000
Operating lease liabilities, noncurrent	2,878,000	1,901,000
Indebtedness to related parties, noncurrent	2,395,000	0
Employee benefit plan obligation	4,769,000	6,768,000
Deferred income tax liability	2,906,000	0
Other deferred tax liabilities	62,000	38,000
Other noncurrent liabilities	57,000	329,000
Total noncurrent liabilities	22,674,000	13,478,000
TOTAL LIABILITIES	47,426,000	38,455,000
SHAREHOLDERS' EQUITY
Common stock	5,085,487	2,890,589
Share subscription in progress	0	1,000
Additional paid-in capital	268,199,000	224,763,000
Accumulated other comprehensive income / (loss)	1,407,000	6,940,000
Accumulated deficit	(238,160,000)	(217,820,000)
Total shareholders'equity attributable to WISeKey shareholders	35,895,000	16,269,000
Noncontrolling interests in consolidated subsidiaries	5,484,000	(1,843,000)
Total shareholders'equity	41,379,000	14,426,000
TOTAL LIABILITIES AND EQUITY	88,805,000	52,881,000
Common Shares - Class A
SHAREHOLDERS' EQUITY
Common stock	400,186	400,186
Treasury stock, at cost	0	0
Common Shares - Class B
SHAREHOLDERS' EQUITY
Common stock	4,685,301	2,490,403
Treasury stock, at cost	$ (636,436)	$ (505,154)